Securities - Net Securities Gains (Losses) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Securities [Abstract]
Realized gross gains	$ 44	$ 20	$ 92
Realized gross losses	(129)	(88)	(535)
Total net securities (losses)	$ (85)	$ (68)	$ (443)